GE LIFESTYLE FUNDS

(Allocation Funds)

Supplement Dated June 25, 2004

To Prospectus Dated January 29, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the GE Lifestyle Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Prospectus to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following change to the Prospectus will be effective. The section on the back cover of the Prospectus entitled “Transfer Agent and Custodian” will be deleted and replaced in its entirety with the following language:

Transfer Agent	PFPC, Inc.
101 Sabin Street
Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

The following are additional changes to the Prospectus dated January 29, 2004.

In the “Annual Fund Operating Expenses” Table on page 10 of the Prospectus, the following language is added to the end of footnote 2: “For more information about the underlying GE Fund Expenses, please refer to the GE Funds Prospectus.”

The following is added as a fourth bullet point under Foreign Exposure Risk on page 21 of the Prospectus:

•	Valuation Risk: Some or all of the non-U.S. securities held by a Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “Calculating Share Value.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security or result in a more accurate net asset value per share of a Fund.

The section entitled “Other Risk Considerations – Risks from Transactions by Certain Shareholders” on page 23 of the Prospectus is deleted and replaced in its entirety with the following:

Disruptive Trading Risks: GE Allocation Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio. Disruptive trading may result in:

•	more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings.

•	premature liquidation of certain investments at unfavorable prices.

•	increased brokerage commissions and other portfolio transaction expenses.

Likewise, arbitrage of the changing value of the Fund’s assets between daily pricing may dilute the value of investments held by long-term investors.

The GE Allocation Funds and the Distributor will not knowingly permit investors to engage in disruptive trading of GE Allocation Fund shares. However, the GE Allocation Funds and the underlying GE Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect disruptive trading that may be facilitated by these intermediaries or by the use of combined or omnibus accounts by those intermediaries. For example, investors will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or disruptive trading in shares of the GE Allocation Funds and the underlying GE Funds. Therefore, an investment in the Funds is subject to the risks of disruptive trading.

Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Allocation Funds if the GE Allocation Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

See “How to Invest – Policy on Disruptive Trading” later in this Prospectus.

The section entitled “Policy on Abusive Trading” on page 26 of the Prospectus is deleted and replaced in its entirety with the following:

Policy on Disruptive Trading

GE Allocation Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio. Disruptive trading may result in:

•	more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings.

•	premature liquidation of certain investments at unfavorable prices.

•	increased brokerage commissions and other portfolio transaction expenses.

Likewise, arbitrage of the changing value of the Fund’s assets between daily pricing may dilute the value of investments held by long-term investors.

The GE Allocation Funds and the Distributor will not knowingly permit investors to engage in disruptive trading in GE Allocation Fund shares. However, the GE Allocation Funds and the underlying GE Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect disruptive trading that may be facilitated by these intermediaries or by the use of combined omnibus accounts by those intermediaries. For example, investors will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or disruptive trading in Fund shares. Therefore, an investment in the Funds is subject to the risks of disruptive trading.

The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary.

Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the GE Allocation Funds if the GE Allocation Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

For more information on risks associated with disruptive trading, see “Other Risk Considerations – Disruptive Trading Risks” earlier in this Prospectus.

The second sentence of the first paragraph on page 28 of the Prospectus is deleted and replaced in its entirety with the following:

The NAV of each share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time.

The following language is added to the end of the third paragraph appearing under “Calculating Share Value” on page 28 of the Prospectus: “The use of fair value by an underlying GE Fund for its portfolio securities would be used under the circumstances, and have the possible effects, described in the prospectus for that Fund.”

GE LIFESTYLE FUNDS

(Strategy Funds)

Supplement Dated June 25, 2004

To Prospectus Dated January 29, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the GE Lifestyle Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Prospectus to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following change to the Prospectus will be effective. The section on the back cover of the Prospectus entitled “Transfer Agent and Custodian” will be deleted and replaced in its entirety with the following language:

Transfer Agent	PFPC, Inc.
101 Sabin Street
Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

The following are additional changes to the Prospectus dated January 29, 2004.

In the “Annual Operating Expenses” Table on page 10 of the Prospectus, the following language is added to the end of footnote 2: “For more information about the underlying GE Fund expenses, please refer to the GE Funds prospectus.”

The following language is added as footnote to “Distribution and Services (12b-1) Fees” in the expense table appearing under “Fund Expenses” on page 10 of the Prospectus:

The GE Strategy Funds are not subject to a 12b-1 fee. However, the underlying GE Funds (Class A) shares in which the GE Strategy Funds invest are subject to a 0.25% 12b-1 fee. This 12b-1 fee may be used for distribution and shareholder service expenses associated with both the underlying GE Fund and GE Strategy Fund shares.

The following is added as a fourth bullet point under Foreign Exposure Risk on page 21 of the Prospectus:

•	Valuation Risk: Some or all of the non-U.S. securities held by a Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “Calculating Share Value.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security or result in a more accurate net asset value per share of a Fund.

The section entitled “Other Risk Considerations – Risks from Transactions by Certain Shareholders” on page 23 of the Prospectus is deleted and replaced in its entirety with the following:

Disruptive Trading Risks: GE Strategy Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio. Disruptive trading may result in:

•	more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings.

•	premature liquidation of certain investments at unfavorable prices.

•	increased brokerage commissions and other portfolio transaction expenses.

Likewise, arbitrage of the changing value of the Fund’s assets between daily pricing may dilute the value of investments held by long-term investors.

The GE Strategy Funds and the Distributor will not knowingly permit investors to engage in disruptive trading of GE Strategy Fund shares. However, the GE Strategy Funds and the underlying GE Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect disruptive trading that may be facilitated by these intermediaries or by the use of combined or omnibus accounts by those intermediaries. For example, investors will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or disruptive trading in shares of the GE Strategy Funds and the underlying GE Funds. Therefore, an investment in the Funds is subject to the risks of disruptive trading.

Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Strategy Funds if the GE Strategy Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

See “How to Invest – Policy on Disruptive Trading” later in this Prospectus.

The section entitled “Policy on Abusive Trading” on page 26 of the Prospectus is deleted and replaced in its entirety with the following:

Policy on Disruptive Trading

GE Strategy Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio. Disruptive trading may result in:

•	requiring more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings.

•	premature liquidation of certain investments at unfavorable prices.

•	increasing brokerage commissions and other portfolio transaction expenses.

Likewise, arbitrage of the changing value of the Fund’s assets between daily pricing may dilute the value of investments held by long-term investors.

The GE Strategy Funds and the Distributor will not knowingly permit investors to engage in disruptive trading in GE Strategy Fund shares. However, the GE Strategy Funds and the underlying GE Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect disruptive trading that may be facilitated by these intermediaries or by the use of combined omnibus accounts by those intermediaries. For example, investors will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or disruptive trading in Fund shares. Therefore, an investment in the Funds is subject to the risks of disruptive trading.

The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary.

Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the GE Strategy Funds if the GE Strategy Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

For more information on risks associated with disruptive trading, see “Other Risk Considerations – Disruptive Trading Risks” earlier in this Prospectus.

The second sentence of the first paragraph on page 28 of the Prospectus is deleted and replaced in its entirety with the following:

The NAV of each share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time.

The following language is added to the end of the third paragraph appearing under “Calculating Share Value” on page 28 of the Prospectus: “The use of fair value by an underlying GE Fund for its portfolio securities would be used under the circumstances, and have the same possible effects, described in the prospectus for that Fund.”

GE LIFESTYLE FUNDS

Supplement Dated June 25, 2004

To Statement of Additional Information

Dated January 29, 2004

On or about September 18, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the GE Lifestyle Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Statement of Additional Information (“SAI”) to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following changes to the SAI will be effective.

1. The section entitled “Management of the Trust – Custodian, Transfer Agent & Dividend Disbursing Agent” will be deleted and replaced in its entirety with the following language:

Custodian

State Street Bank & Trust Company (“State Street”) is located at 225 Franklin Street, Boston, Massachusetts 02101 and serves as the custodian of the Fund’s investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as sub-custodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

Transfer Agent & Dividend Disbursing Agent

PFPC, Inc., a member of The PNC Financial Services Group, is located at P.O. Box 9838, Providence, Rhode Island 02940 and serves as the transfer agent and dividend disbursing agent of the Fund’s investments. For its services, PFPC, Inc. receives monthly fees charged to the Funds, plus certain charges for securities transactions.

2. The last sentence of the first paragraph appearing under “The Fund’s History and Additional Information” on page 69 will be deleted and replaced in its entirety with: “PFPC, Inc. maintains a record of each shareholder’s ownership of shares of a Fund.”

The following are additional changes to the SAI dated January 29, 2004.

The section entitled “Management of the Trust – Policy on Abusive Trading” on page 58 of the SAI is deleted and replaced in its entirety with the following:

Policy on Disruptive Trading

The Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio. Disruptive trading may result in:

•	more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings.

•	premature liquidation of certain investments at unfavorable prices.

•	increased brokerage commissions and other portfolio transaction expenses.

Likewise, arbitrage of the changing value of the Fund’s assets between daily pricing may dilute the value of investments held by long-term investors.

The Funds and the Distributor will not knowingly permit investors to engage in disruptive trading in Fund shares. However, the Funds and the underlying Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect disruptive trading that may be facilitated by these intermediaries or by the use of combined omnibus accounts by those intermediaries. For example, investors will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or disruptive trading in Fund shares. Therefore, an investment in the Funds is subject to the risks of disruptive trading.

The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary.

Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the Funds if the Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

The information appearing under “The Funds’ History and Additional Information – Counsel” on page 70 of the SAI will be deleted and replaced in its entirety with the following: “Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Trust.”